Other Non-Current Assets (Schedule Of Other Non-Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Non-Current Assets [Abstract]
Deposits and other	$ 1,223	$ 1,988
Debt issuance costs-net	3,535	3,851
Non-current receivable	4,327	3,829
Note receivable	206
Deferred expenses	349	16
Total	$ 9,640	$ 9,684